SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

February 5, 2019

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Funds

File Nos. 333-29337; 811-08257

Ladies and Gentlemen:

On behalf of State Street Institutional Funds (the “Trust”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectuses and statement of additional information (“SAI”), each dated January 31, 2019, being used in connection with the offering of shares of beneficial interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectuses or SAI contained in Post-Effective Amendment No. 49 for the Trust filed with the Securities and Exchange Commission on January 28, 2019 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse Hallee
Jesse Hallee
Secretary